Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2019
Registrant Name	BNY Mellon Investment Funds IV, Inc.
Entity Central Index Key	0000819940
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 25, 2020
Document Effective Date	Feb. 28, 2020
Prospectus Date	Feb. 28, 2020
BNY Mellon Bond Market Index Fund | Class I
Prospectus:
Trading Symbol	DBIRX
BNY Mellon Bond Market Index Fund | Investor Shares
Prospectus:
Trading Symbol	DBMIX
BNY Mellon Institutional S&P 500 Stock Index Fund | Class I
Prospectus:
Trading Symbol	DSPIX
BNY Mellon Tax Managed Growth Fund | Class I
Prospectus:
Trading Symbol	DPTRX
BNY Mellon Tax Managed Growth Fund | Class C
Prospectus:
Trading Symbol	DPTAX
BNY Mellon Tax Managed Growth Fund | Class A
Prospectus:
Trading Symbol	DTMGX